Segment information (Details Textual)	Dec. 31, 2015	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2013
Equity Method Investment, Ownership Percentage			50.00%
GDF Suez Neptune and the GDF Suez Cape Ann [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%		50.00%